Organization (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 28, 2023	Aug. 17, 2023
Organization [Line Items]
Debt transaction amount	$ 1,152,328.5	¥ 8,411,156.95
Realized a gain	865,085
Loss from discontinued operations	(282,761)		$ (304,982)	$ (371,626)
Gain from discontinued operation	582,324		$ (304,982)	$ (371,626)
Cordyceps Sunshine Biotech Co., Ltd. [Member]
Organization [Line Items]
Gain from discontinued operation	582,324
Cordyceps Sunshine HK [Member]
Organization [Line Items]
Realized a gain	865,085
Loss from discontinued operations	$ 282,761
Cordyceps Sunshine Cayman [Member]
Organization [Line Items]
Equity interest						100.00%
Mr. Niu [Member]
Organization [Line Items]
Equity interest	100.00%	100.00%			100.00%
Chengdu Skyherb [Member]
Organization [Line Items]
Equity interest	100.00%	100.00%